Derivative Instruments and Accounting Hedges (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Hedge element
Cash inflows	$ 1,388,127	$ 1,364,073
Hedge instrument
Net cash flows
Cash Flow Hedges | Cross Currency Swap HKD
Hedge instrument
Cash outflow	(364,510)	(363,929)
Cash Flow Hedges | Cross Currency Swap PEN
Hedge instrument
Cash outflow	(32,450)	(31,695)
Cash Flow Hedges | Cross Currency Swap JPY
Hedge instrument
Cash outflow	(253,169)	(284,212)
Cash Flow Hedges | Cross Currency Swap USD
Hedge instrument
Cash outflow	(205,846)	(201,739)
Cash Flow Hedges | Cross Currency Swap CHF
Hedge instrument
Cash outflow	(210,261)	(208,618)
Cash Flow Hedges | Cross Currency Swap EUR
Hedge instrument
Cash outflow	(95,620)	(94,976)
Cash Flow Hedges | Cross Currency Swap AUD
Hedge instrument
Cash outflow	(157,560)	(111,381)
Cash Flow Hedges | Cross Currency Swap NOK
Hedge instrument
Cash outflow	(68,711)	(67,523)
Up to 1 month
Hedge element
Cash inflows	160	156
Hedge instrument
Net cash flows
Up to 1 month | Cash Flow Hedges | Cross Currency Swap HKD
Hedge instrument
Cash outflow	(160)	(156)
Up to 1 month | Cash Flow Hedges | Cross Currency Swap PEN
Hedge instrument
Cash outflow
Up to 1 month | Cash Flow Hedges | Cross Currency Swap JPY
Hedge instrument
Cash outflow
Up to 1 month | Cash Flow Hedges | Cross Currency Swap USD
Hedge instrument
Cash outflow
Up to 1 month | Cash Flow Hedges | Cross Currency Swap CHF
Hedge instrument
Cash outflow
Up to 1 month | Cash Flow Hedges | Cross Currency Swap EUR
Hedge instrument
Cash outflow
Up to 1 month | Cash Flow Hedges | Cross Currency Swap AUD
Hedge instrument
Cash outflow
Up to 1 month | Cash Flow Hedges | Cross Currency Swap NOK
Hedge instrument
Cash outflow
Over 1 month and up to 3 months
Hedge element
Cash inflows	280	33,648
Hedge instrument
Net cash flows
Over 1 month and up to 3 months | Cash Flow Hedges | Cross Currency Swap HKD
Hedge instrument
Cash outflow
Over 1 month and up to 3 months | Cash Flow Hedges | Cross Currency Swap PEN
Hedge instrument
Cash outflow	(48)	(47)
Over 1 month and up to 3 months | Cash Flow Hedges | Cross Currency Swap JPY
Hedge instrument
Cash outflow		(33,570)
Over 1 month and up to 3 months | Cash Flow Hedges | Cross Currency Swap USD
Hedge instrument
Cash outflow
Over 1 month and up to 3 months | Cash Flow Hedges | Cross Currency Swap CHF
Hedge instrument
Cash outflow
Over 1 month and up to 3 months | Cash Flow Hedges | Cross Currency Swap EUR
Hedge instrument
Cash outflow
Over 1 month and up to 3 months | Cash Flow Hedges | Cross Currency Swap AUD
Hedge instrument
Cash outflow	(232)	(31)
Over 1 month and up to 3 months | Cash Flow Hedges | Cross Currency Swap NOK
Hedge instrument
Cash outflow
Over 3 months and up to 12 months
Hedge element
Cash inflows	186,116	21,062
Hedge instrument
Net cash flows
Over 3 months and up to 12 months | Cash Flow Hedges | Cross Currency Swap HKD
Hedge instrument
Cash outflow	(9,035)	(8,798)
Over 3 months and up to 12 months | Cash Flow Hedges | Cross Currency Swap PEN
Hedge instrument
Cash outflow	(49)	(48)
Over 3 months and up to 12 months | Cash Flow Hedges | Cross Currency Swap JPY
Hedge instrument
Cash outflow	(4,195)	(4,096)
Over 3 months and up to 12 months | Cash Flow Hedges | Cross Currency Swap USD
Hedge instrument
Cash outflow	(165,634)	(1,275)
Over 3 months and up to 12 months | Cash Flow Hedges | Cross Currency Swap CHF
Hedge instrument
Cash outflow	(3,929)	(3,858)
Over 3 months and up to 12 months | Cash Flow Hedges | Cross Currency Swap EUR
Hedge instrument
Cash outflow	(1,912)	(1,857)
Over 3 months and up to 12 months | Cash Flow Hedges | Cross Currency Swap AUD
Hedge instrument
Cash outflow	(738)	(521)
Over 3 months and up to 12 months | Cash Flow Hedges | Cross Currency Swap NOK
Hedge instrument
Cash outflow	(624)	(609)
Over 1 year and up to 3 years
Hedge element
Cash inflows	213,673	234,065
Hedge instrument
Net cash flows
Over 1 year and up to 3 years | Cash Flow Hedges | Cross Currency Swap HKD
Hedge instrument
Cash outflow	(72,728)	(17,906)
Over 1 year and up to 3 years | Cash Flow Hedges | Cross Currency Swap PEN
Hedge instrument
Cash outflow	(194)	(188)
Over 1 year and up to 3 years | Cash Flow Hedges | Cross Currency Swap JPY
Hedge instrument
Cash outflow	(40,526)	(40,344)
Over 1 year and up to 3 years | Cash Flow Hedges | Cross Currency Swap USD
Hedge instrument
Cash outflow	(1,311)	(161,941)
Over 1 year and up to 3 years | Cash Flow Hedges | Cross Currency Swap CHF
Hedge instrument
Cash outflow	(91,923)	(7,653)
Over 1 year and up to 3 years | Cash Flow Hedges | Cross Currency Swap EUR
Hedge instrument
Cash outflow	(3,805)	(3,715)
Over 1 year and up to 3 years | Cash Flow Hedges | Cross Currency Swap AUD
Hedge instrument
Cash outflow	(1,939)	(1,103)
Over 1 year and up to 3 years | Cash Flow Hedges | Cross Currency Swap NOK
Hedge instrument
Cash outflow	(1,247)	(1,215)
Over 3 years and up to 5 years
Hedge element
Cash inflows	246,244	280,074
Hedge instrument
Net cash flows
Over 3 years and up to 5 years | Cash Flow Hedges | Cross Currency Swap HKD
Hedge instrument
Cash outflow	(76,073)	(69,035)
Over 3 years and up to 5 years | Cash Flow Hedges | Cross Currency Swap PEN
Hedge instrument
Cash outflow	(194)	(189)
Over 3 years and up to 5 years | Cash Flow Hedges | Cross Currency Swap JPY
Hedge instrument
Cash outflow	(6,596)	(6,424)
Over 3 years and up to 5 years | Cash Flow Hedges | Cross Currency Swap USD
Hedge instrument
Cash outflow	(1,317)	(1,281)
Over 3 years and up to 5 years | Cash Flow Hedges | Cross Currency Swap CHF
Hedge instrument
Cash outflow	(114,409)	(197,107)
Over 3 years and up to 5 years | Cash Flow Hedges | Cross Currency Swap EUR
Hedge instrument
Cash outflow	(44,464)	(3,718)
Over 3 years and up to 5 years | Cash Flow Hedges | Cross Currency Swap AUD
Hedge instrument
Cash outflow	(1,942)	(1,104)
Over 3 years and up to 5 years | Cash Flow Hedges | Cross Currency Swap NOK
Hedge instrument
Cash outflow	(1,249)	(1,216)
Over 5 years
Hedge element
Cash inflows	741,654	795,068
Hedge instrument
Net cash flows
Over 5 years | Cash Flow Hedges | Cross Currency Swap HKD
Hedge instrument
Cash outflow	(206,514)	(268,034)
Over 5 years | Cash Flow Hedges | Cross Currency Swap PEN
Hedge instrument
Cash outflow	(31,965)	(31,223)
Over 5 years | Cash Flow Hedges | Cross Currency Swap JPY
Hedge instrument
Cash outflow	(201,852)	(199,778)
Over 5 years | Cash Flow Hedges | Cross Currency Swap USD
Hedge instrument
Cash outflow	(37,584)	(37,242)
Over 5 years | Cash Flow Hedges | Cross Currency Swap CHF
Hedge instrument
Cash outflow
Over 5 years | Cash Flow Hedges | Cross Currency Swap EUR
Hedge instrument
Cash outflow	(45,439)	(85,686)
Over 5 years | Cash Flow Hedges | Cross Currency Swap AUD
Hedge instrument
Cash outflow	(152,709)	(108,622)
Over 5 years | Cash Flow Hedges | Cross Currency Swap NOK
Hedge instrument
Cash outflow	$ (65,591)	$ (64,483)